Assets Held For Sale and Other Current Assets - Summary of Assets and liabilities Held for Sale (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Asset held for sale and discontinued operations [Line Items]
Assets	$ 1,378	$ 21,029
Liabilities	0	815
Net assets	1,378	20,214
Concrete pipe division [member]
Asset held for sale and discontinued operations [Line Items]
Assets	0	9,426
Liabilities	0	642
Net assets	0	8,784
Fairborn cement plant [member]
Asset held for sale and discontinued operations [Line Items]
Assets	0	5,957
Liabilities	0	164
Net assets	0	5,793
Investment in GCC shares [member]
Asset held for sale and discontinued operations [Line Items]
Assets	0	3,882
Liabilities	0	0
Net assets	0	3,882
Idle assets in Andorra, Spain [member]
Asset held for sale and discontinued operations [Line Items]
Assets	580	560
Liabilities	0	0
Net assets	580	560
Concrete pumping equipment [member]
Asset held for sale and discontinued operations [Line Items]
Assets	0	213
Liabilities	0	0
Net assets	0	213
Other assets held for sale [member]
Asset held for sale and discontinued operations [Line Items]
Assets	798	991
Liabilities	0	9
Net assets	$ 798	$ 982